Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, authorized share capital	$ 1,000,000	$ 1,000,000
Class A ordinary shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, shares authorized (in Shares)	180,000,000	180,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares issued (in Shares)	8,325,870	8,325,870
Ordinary shares, shares outstanding (in Shares)	1,577,944	1,577,944
Class B ordinary shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares issued (in Shares)	403,000	403,000
Ordinary shares, shares outstanding (in Shares)	403,000	403,000